Income Tax - Summary of Major Components of Income Tax Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Deferred income tax:
Income tax expense reported in the consolidated statements of operations	$ (6,775)	$ (4,596)	$ (11,896)	$ (7,763)